LONG-TERM LOANS AND OTHER BORROWINGS - Other borrowings (Details) $ in Millions, Rp in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of detailed information about borrowings [line items]
Current maturities		Rp (9,350)	Rp (8,746)
Long-term portion	$ 2,175	30,561	32,289
PT Sarana Multi Infrastruktur
Disclosure of detailed information about borrowings [line items]
Total loans and other borrowings		3,652	3,748
Unamortized debt issuance cost		(7)	(8)
Total loans and other borrowings		3,645	3,740
Current maturities		(1,040)	(627)
Long-term portion		Rp 2,605	Rp 3,113